Sales Revenues - Summary of Sales Revenues (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Net Sales [line items]
Sales revenues	$ 18,502	$ 20,753	$ 37,305	$ 40,355
Domestic market [member]
Disclosure Of Net Sales [line items]
Sales revenues	14,137	15,238	28,018	29,056
Domestic market [member] | Breakage [member]
Disclosure Of Net Sales [line items]
Sales revenues	169	130	334	362
Domestic market [member] | Natural Gas [member]
Disclosure Of Net Sales [line items]
Sales revenues	1,417	1,280	2,933	2,520
Domestic market [member] | Ethanol Nitrogen Products and Renewables [member]
Disclosure Of Net Sales [line items]
Sales revenues	62	78	141	165
Domestic market [member] | Electricity [member]
Disclosure Of Net Sales [line items]
Sales revenues	162	520	659	873
Domestic market [member] | Services and others [member]
Disclosure Of Net Sales [line items]
Sales revenues	178	346	507	813
Domestic market [member] | Oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues	12,149	12,884	23,444	24,323
Domestic market [member] | Oil products [member] | Diesel [member]
Disclosure Of Net Sales [line items]
Sales revenues	5,949	5,871	11,368	10,572
Domestic market [member] | Oil products [member] | Diesel subsidy [member]
Disclosure Of Net Sales [line items]
Sales revenues		149		149
Domestic market [member] | Oil products [member] | Gasoline [member]
Disclosure Of Net Sales [line items]
Sales revenues	2,598	3,140	4,945	5,967
Domestic market [member] | Oil products [member] | Jet fuel [member]
Disclosure Of Net Sales [line items]
Sales revenues	1,090	1,120	2,100	2,276
Domestic market [member] | Oil products [member] | Liquefied petroleum gas [member]
Disclosure Of Net Sales [line items]
Sales revenues	946	945	1,924	1,933
Domestic market [member] | Oil products [member] | Naphtha [member]
Disclosure Of Net Sales [line items]
Sales revenues	475	543	895	1,115
Domestic market [member] | Oil products [member] | Fuel oil including bunker fuel [member]
Disclosure Of Net Sales [line items]
Sales revenues	259	231	545	524
Domestic market [member] | Oil products [member] | Other oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues	832	885	1,667	1,787
Foreign market [member]
Disclosure Of Net Sales [line items]
Sales revenues	4,365	5,515	9,287	11,299
Foreign market [member] | Exports [member]
Disclosure Of Net Sales [line items]
Sales revenues	3,937	3,858	7,794	7,909
Foreign market [member] | Sales abroad [member]
Disclosure Of Net Sales [line items]
Sales revenues	$ 428	$ 1,657	$ 1,493	$ 3,390